Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets out information regarding fiscal years ended January 29, 2022 and January 28, 2023 in satisfaction of Item 402(v) of Regulation
S-K,
which requires disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance.

Year	Summary Compensation Table Total for PEO 1 (Claire Spofford) (1)	Compensation Actually Paid to PEO 1 (Claire Spofford) (2)	Summary Compensation Table Total for PEO 2 (James Scully) (1)	Compensation Actually Paid to PEO 2 (James Scully) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (6)
2022	$3,848,455	$7,378,107			$1,562,408	$2,250,768	$642.68	$42,175
2021	$6,936,122	$9,644,806	$278,389	$244,729	$1,810,232	$2,082,029	$370.97	($28,143)

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, which for 2022, includes our current PEO Claire Spofford (PEO 1), and for 2021, includes our current PEO Claire Spofford (PEO 1) and former PEO James Scully (PEO 2).

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K,
which for 2022, includes our current PEO Claire Spofford, and for 2021, includes our current PEO Claire Spofford and former PEO James Scully. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation for each year to determine the compensation actually paid:

Fiscal Year	Claire Spofford
	2021	2022
Total from Summary Compensation Table	$6,936,122	$3,848,455
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,424,443)	($899,414)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,133,127	$1,535,585
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$2,819,778
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$73,702
Compensation Actually Paid	$9,644,806	$7,378,107

Fiscal Year	James Scully 2021
Total from Summary Compensation Table	$278,389
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($144,518)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$96,024
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,834
Compensation Actually Paid	$244,729

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (“Non-PEO NEOs”) as a group in the “Total” column of the

Summary Compensation Table in each applicable year. For purposes of calculating the average amounts in each applicable year, the names of each of the
Non-PEO
NEOs include are as follows for each of 2022 and 2011: Mark Webb and Kyle Polischuk.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

	Non-PEO NEOs
Fiscal Year	2021	2022
Total from Summary Compensation Table	$1,810,232	$1,562,408
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($520,880)	($326,034)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$508,569	$556,643
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$208,304	$388,632
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$75,804	$69,119
Compensation Actually Paid	$2,082,029	$2,250,768

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs include are as follows for each of 2022 and 2011: Mark Webb and Kyle Polischuk.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K,
which for 2022, includes our current PEO Claire Spofford, and for 2021, includes our current PEO Claire Spofford and former PEO James Scully. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation for each year to determine the compensation actually paid:

Fiscal Year	Claire Spofford
	2021	2022
Total from Summary Compensation Table	$6,936,122	$3,848,455
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,424,443)	($899,414)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,133,127	$1,535,585
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$2,819,778
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$73,702
Compensation Actually Paid	$9,644,806	$7,378,107

Fiscal Year	James Scully 2021
Total from Summary Compensation Table	$278,389
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($144,518)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$96,024
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,834
Compensation Actually Paid	$244,729

Non-PEO NEO Average Total Compensation Amount	$ 1,562,408	$ 1,810,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,250,768	2,082,029
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

	Non-PEO NEOs
Fiscal Year	2021	2022
Total from Summary Compensation Table	$1,810,232	$1,562,408
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($520,880)	($326,034)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$508,569	$556,643
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$208,304	$388,632
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$75,804	$69,119
Compensation Actually Paid	$2,082,029	$2,250,768

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 642.68	370.97
Net Income (Loss)	42,175	(28,143)
Claire Spofford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,848,455	6,936,122
PEO Actually Paid Compensation Amount	$ 7,378,107	9,644,806
PEO Name	Claire Spofford
James Scully [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		278,389
PEO Actually Paid Compensation Amount		244,729
PEO Name	James Scully
PEO [Member] | Claire Spofford [Member] | Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (899,414)	(2,424,443)
PEO [Member] | Claire Spofford [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,535,585	5,133,127
PEO [Member] | Claire Spofford [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,819,778	0
PEO [Member] | Claire Spofford [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Yea [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,702	0
PEO [Member] | James Scully [Member] | Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(144,518)
PEO [Member] | James Scully [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		96,024
PEO [Member] | James Scully [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Yea [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,834
Non-PEO NEO [Member] | Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(326,034)	(520,880)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,643	508,569
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,632	208,304
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Yea [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 69,119	$ 75,804